Income Taxes - Unrecognized deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	€ 592,957	€ 442,395	€ 382,528
Unrecognized deferred tax assets for temporary differences	11,354	6,346	2,707
Tax loss carryforwards | Not expiring
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	474,989	307,682	272,796
Tax loss carryforwards | Not later than five years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	13,297	21,409	19,259
Tax loss carryforwards | Later than five years and not later than ten years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	45,696	38,207	45,409
Tax loss carryforwards | Later than ten years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	57,662	73,811	43,945
Tax credits
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	€ 1,313	€ 1,286	€ 1,119